OLSHAN FROME WOLOSKY LLP
Park Avenue Tower
65 East 55th Street
New York, New York 10022

Spencer G. Feldman

212-451-2234

E-mail: sfeldman@olshanlaw.com

March __, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Property Management Corporation of America
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Property Management Corporation of America, a Delaware corporation (the “Company”), we hereby submit in electronic format for filing with the U.S. Securities and Exchange Commission, pursuant to the Securities Act of 1933, as amended, and Rule 101(a)(1)(i) of Regulation S-T, one complete copy of the captioned Registration Statement on Form S-1 (the “Registration Statement”), for the registration of 2,000,000 shares of the Company’s common stock, including one complete copy of the exhibits listed in the Registration Statement as filed therewith.

A wire transfer in payment of the applicable registration fee has been previously sent.

Should any member of the Commission’s staff have any questions concerning the enclosed materials or desire any further information or clarification in respect of the Registration Statement, please do not hesitate to contact me ((212) 451-2234) or, as to accounting matters, Michael T. Brigante, the Company’s Chief Financial Officer ((540) 364-8181).

Very truly yours,

Spencer G. Feldman

Enclosures

cc:	Mr. C. Thomas McMillen
Mr. Michael T. Brigante
Property Management Corporation of America